Non-Cash Transactions	12 Months Ended
Dec. 31, 2018
Non-Cash Transactions [Abstract]
Non-Cash Transactions
51.	Non-Cash Transactions

Significant non-cash investing and financing transactions for the years ended December 31, 2016, 2017 and 2018 are as follows:

Transactions		2016	2017	2018
		In millions of won
Transfer from construction-in-progress to other assets	￦	19,971,599	13,676,233	8,656,252
Recognition of asset retirement cost and related provision for decommissioning costs		470,941	2,494,802	310,272
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		283,675	342,861	482,699